DEBENTURES, NOTES AND LOANS (Details Narrative 1) - USD ($)				12 Months Ended
	Jun. 13, 2016	Mar. 25, 2015	Mar. 15, 2015	Sep. 30, 2015	Mar. 07, 2012
Debt instrument conversion of shares	13,930,742
Eastern Sphere Ltd [Member]
Debt instrument conversion amount				$ 88,496
Mr. Weinberg [Member]
Debt face amount					$ 135,000
Ackerman Loan Agreement [Member]
Debt instrument conversion amount			$ 220,000
Debt instrument conversion of shares			3,000,000
Valter Team Loan Agreement [Member]
Debt instrument conversion amount		$ 68,750
Debt instrument conversion of shares		250,000